Basis of Presentation - Schedule of Cost Allocation (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation [Line Items]
Cost of goods sold	$ 1,964	$ 2,239	$ 5,761	$ 6,882	$ 9,039	$ 10,548	$ 11,040
Selling, general administrative, and other expenses	92	95	267	261	353	383	406
Research and development expenses	8	14	26	54	69	95	86
Provision for depreciation, depletion, and amortization	181	190	536	594	780	954	1,026
Restructuring and other charges	17	54	109	297	983	863	712
Interest expense	67	69	197	208	270	309	305
Other (income) expenses, net	106	(4)	90	9	(42)	(58)	(14)
Alcoa Corporation [Member]
Basis Of Presentation [Line Items]
Cost of goods sold	13	22	39	70	93	76	109
Selling, general administrative, and other expenses	47	43	124	112	146	158	154
Research and development expenses		4	2	14	17	21	16
Provision for depreciation, depletion, and amortization	5	6	15	18	22	37	38
Restructuring and other charges	1	5	1	15	32	23	14
Interest expense	59	63	178	190	245	278	272
Other (income) expenses, net	$ 1	$ 7	$ (8)	$ 9	$ 12	$ 5	$ (1)